FAIR VALUE - Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale investment securities	$ 220,028,343	$ 261,601,925
Corporate securities
Available-for-sale investment securities	380,316	418,548
Obligations of states and political subdivisions
Available-for-sale investment securities	219,648,027	261,183,377
Quoted Prices In Active Markets for Identical Assets (Level 1)
Available-for-sale investment securities	380,316	418,548
Quoted Prices In Active Markets for Identical Assets (Level 1) | Corporate securities
Available-for-sale investment securities	380,316	418,548
Quoted Prices In Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Available-for-sale investment securities	0	0
Significant Other Observable Inputs (Level 2)
Available-for-sale investment securities	219,648,027	261,183,377
Significant Other Observable Inputs (Level 2) | Corporate securities
Available-for-sale investment securities	0	0
Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Available-for-sale investment securities	219,648,027	261,183,377
Significant Unobservable Inputs (Level 3)
Available-for-sale investment securities	0	0
Significant Unobservable Inputs (Level 3) | Corporate securities
Available-for-sale investment securities	0	0
Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Available-for-sale investment securities	$ 0	$ 0